Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Commitments and Contingencies [Abstract]
Capital commitment	$ 36,337
Expected to be paid, one year	$ 18,888
Commitment expected term	1 year
Expected to be paid, two year	$ 17,449